THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH SUCH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2007.

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               --------------


Check here if Amendment [X]: Amendment Number:  1
                                               --------

            This Amendment (Check only one):    [ ] is a restatement
                                                [X] adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:       Magnetar Financial, LLC
Address:    1603 Orrington Avenue
            13th Floor
            Evanston, IL  60201

Form 13F File Number:   028-11800
                       --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Turro
Title:      Chief Compliance Officer
Phone:      847-905-4690

Signature, Place and Date of Signing:


    /s/ Michael Turro                  Evanston,  IL         August 14, 2007
-----------------------------    -----------------------  ----------------------
        [Signature]                    [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                               0
                                                    ----------------------------

Form 13F Information Table Entry Total:                          9
                                                    ----------------------------

Form 13F Information Table Value Total:                      $555,907
                                                    ----------------------------

                                                          (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                                       MAGNETAR FINANCIAL, LLC
                                                              FORM 13F
                                                    Quarter Ended March 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                       CLASS TITLE              VALUE       SHRS OR    SH/   PUT/   INVESTMENT  OTHER           VOTING AUTHORITY
                       -----------              ------      -------    ---   ----   ----------  ------          ----------------
NAME OF ISSUER                        CUSIP    (X$1,000)    PRN AMT    PRN   CALL   DISCRETION  MANAGERS     SOLE     SHARED    NONE
--------------                        -----    ---------    -------    ---   ----   ----------  --------     ----     ------    ----
------------------------------------------------------------------------------------------------------------------------------------
BIOMET INC                 COM      090613100   $163,438   3,846,503   SH              SOLE               3,846,503
CLAIRES STORES INC         COM      179584107    $53,199   1,656,254   SH              SOLE               1,656,254
HUB INTERNATIONAL          COM      44332P101     $8,940     214,500   SH              SOLE                 214,500
KRONOS INC                 COM      501052104    $57,942   1,083,025   SH              SOLE               1,083,025
LONE STAR TECHNOLO         COM      542312103    $33,015     500,000   SH              SOLE                 500,000
SIERRA HEALTH SVCS         COM      826322109    $48,809   1,185,558   SH              SOLE               1,185,558
SPIRIT FIN CORP            COM      848568309     $8,498     570,321   SH              SOLE                 570,321
TODCO                      COM      88889T107    $57,956   1,437,049   SH              SOLE               1,437,049
TRIAD HOSPITALS INC        COM      89579K109   $124,110   2,375,306   SH              SOLE               2,375,306